Submission	Apr. 15, 2026
Submission [Line Items]
Central Index Key	0001487197
Registrant Name	BARFRESH FOOD GROUP INC.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES